SSGA ACTIVE TRUST

(the “Trust”)

Supplement dated August 24, 2017 to the Trust’s

Statement of Additional Information (the “SAI”)

dated October 31, 2016, as supplemented

Effective September 5, 2017 (the “Effective Date”), consistent with the U.S. Securities and Exchange Commission’s adoption of a rule amendment shortening the standard settlement cycle from T+3 to T+2 for most broker-dealer transactions, each series of the Trust to which this SAI relates, except the SPDR Blackstone / GSO Senior Loan ETF, will generally issue creation units and deliver redemption proceeds on a “T+2 basis” (i.e., two business days after the trade date). The SPDR Blackstone / GSO Senior Loan ETF will continue to issue creation units and deliver redemption proceeds on a “T+3 basis” (i.e., three business days after the trade date).

Accordingly, the following changes are made to the SAI as of the Effective Date:

1.	The fifth paragraph of the discussion under the heading entitled “PROCEDURES FOR PURCHASE OF CREATION UNITS” within the section entitled “PURCHASE AND REDEMPTION OF CREATION UNITS” is replaced with the following:

Fund Deposits must be delivered by an Authorized Participant through the Federal Reserve System (for cash and U.S. government securities), or through DTC (for corporate securities and municipal securities), through a subcustody agent (for foreign securities) and/or through such other arrangements allowed by the Trust or its agents. With respect to foreign Deposit Securities, the Custodian shall cause the subcustodian of the Fund to maintain an account into which the Authorized Participant shall deliver, on behalf of itself or the party on whose behalf it is acting, such Deposit Securities. Foreign Deposit Securities must be delivered to an account maintained at the applicable local subcustodian. The Fund Deposit transfer must be ordered by the Authorized Participant in a timely fashion so as to ensure the delivery of the requisite number of Deposit Securities or Deposit Cash, as applicable, to the account of the Fund or its agents by no later than the Settlement Date. The “Settlement Date” for a Fund is generally the second Business Day (“T+2”), or in the case of the SPDR Blackstone / GSO Senior Loan ETF the third Business Day (“T+3”), after the Order Placement Date. All questions as to the number of Deposit Securities or Deposit Cash to be delivered, as applicable, and the validity, form and eligibility (including time of receipt) for the deposit of any tendered securities or cash, as applicable, will be determined by the Trust, whose determination shall be final and binding. The amount of cash represented by the Cash Component must be transferred directly to the Custodian through the Federal Reserve Bank wire transfer system in a timely manner so as to be received by the Custodian no later than the Settlement Date. If the Cash Component and the Deposit Securities or Deposit Cash, as applicable, are not received in a timely manner by the Settlement Date, the creation order may be cancelled. Upon written notice to the Distributor, such canceled order may be resubmitted the following Business Day using a Fund Deposit as newly constituted to reflect the then current NAV of the Fund. The delivery of Creation Units so created generally will occur no later than the second Business Day, or in the case of the SPDR Blackstone / GSO Senior Loan ETF the third Business Day, following the day on which the purchase order is deemed received by the Distributor.

2.	The second paragraph of the discussion under the heading entitled “PROCEDURES FOR REDEMPTION OF CREATION UNITS” within the section entitled “PURCHASE AND REDEMPTION OF CREATION UNITS” is replaced with the following:

With respect to in-kind redemptions of a Fund, in connection with taking delivery of shares of Fund Securities upon redemption of Creation Units, an Authorized Participant must maintain appropriate custody arrangements with a qualified broker-dealer, bank or other custody providers in each jurisdiction in which any of the Fund Securities are customarily traded (or such other arrangements as allowed by the Trust or its agents), to which account such Fund Securities will be delivered. Deliveries of redemption proceeds generally will be made within two Business Days, or in the case of the SPDR Blackstone / GSO Senior Loan ETF within three Business Days, of the trade date. Due to the schedule of holidays in certain countries, however, the delivery of in-kind redemption proceeds may take longer than two or three Business Days, as applicable, after the day on which the redemption request is received in proper form. The section below entitled “Local Market Holiday Schedules” identifies the instances where more than seven days would be needed to deliver redemption proceeds. Pursuant to an order of the SEC, in respect of the Fund, the Trust will make delivery of in-kind redemption proceeds within the number of days stated in the Local Market Holidays section to be the maximum number of days necessary to deliver redemption proceeds. If the Authorized Participant has not made appropriate arrangements to take delivery of the Fund Securities in the applicable foreign jurisdiction and it is not possible to make other such arrangements, or if it is not possible to effect deliveries of the Fund Securities in such jurisdiction, the Trust may, in its discretion, exercise its option to redeem such Shares in cash, and the Authorized Participant will be required to receive its redemption proceeds in cash.

3.	The first paragraph of the discussion under the heading entitled “LOCAL MARKET HOLIDAY SCHEDULES” is replaced with the following:

The Trust generally intends to effect deliveries of portfolio securities on a basis of “T” plus two Business Days (i.e., days on which the NYSE is open), or in the case of the SPDR Blackstone / GSO Senior Loan ETF on a basis of “T” plus three Business Days, in the relevant foreign market of a Fund. The ability of the Trust to effect in-kind redemptions within two or three Business Days, as applicable, of receipt of a redemption request is subject, among other things, to the condition that, within the time period from the date of the request to the date of delivery of the securities, there are no days that are local market holidays on the relevant Business Days. For every occurrence of one or more intervening holidays in the local market that are not holidays observed in the United States, the redemption settlement cycle may be extended by the number of such intervening local holidays. In addition to holidays, other unforeseeable closings in a foreign market due to emergencies may also prevent the Trust from delivering securities within two or three Business Days, as applicable.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

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SSGA ACTIVE TRUST

SPDR DoubleLine Emerging Markets Fixed Income ETF

SPDR DoubleLine Short Duration Total Return Tactical ETF

Supplement dated August 24, 2017 to the

Statement of Additional Information (the “SAI”)

dated October 31, 2016, as supplemented

Effective September 5, 2017 (the “Effective Date”), consistent with the U.S. Securities and Exchange Commission’s adoption of a rule amendment shortening the standard settlement cycle from T+3 to T+2 for most broker-dealer transactions, the SPDR DoubleLine Short Duration Total Return Tactical ETF will generally issue creation units and deliver redemption proceeds on a “T+2 basis” (i.e., two business days after the trade date). The SPDR DoubleLine Emerging Markets Fixed Income ETF will continue to issue creation units and deliver redemptions proceeds on a “T+3 basis” (i.e., three business days after the trade date).

Accordingly, the following changes are made to the SAI as of the Effective Date:

1.	The fifth paragraph of the discussion under the heading entitled “PROCEDURES FOR PURCHASE OF CREATION UNITS” within the section entitled “PURCHASE AND REDEMPTION OF CREATION UNITS” is replaced with the following:

Fund Deposits must be delivered by an Authorized Participant through the Federal Reserve System (for cash and U.S. government securities), or through DTC (for corporate securities and municipal securities), through a subcustody agent (for foreign securities) and/or through such other arrangements allowed by the Trust or its agents. With respect to foreign Deposit Securities, the Custodian shall cause the subcustodian of the Funds to maintain an account into which the Authorized Participant shall deliver, on behalf of itself or the party on whose behalf it is acting, such Deposit Securities. Foreign Deposit Securities must be delivered to an account maintained at the applicable local subcustodian. The Fund Deposit transfer must be ordered by the Authorized Participant in a timely fashion so as to ensure the delivery of the requisite number of Deposit Securities or Deposit Cash, as applicable, to the account of a Fund or its agents by no later than the Settlement Date. The “Settlement Date” for the SPDR DoubleLine Short Duration Total Return Tactical ETF is generally the second Business Day (“T+2”) after the Order Placement Date. The Settlement Date for the SPDR DoubleLine Emerging Markets Fixed Income ETF is the third Business Day (“T+3”) after the Order Placement Date. All questions as to the number of Deposit Securities or Deposit Cash to be delivered, as applicable, and the validity, form and eligibility (including time of receipt) for the deposit of any tendered securities or cash, as applicable, will be determined by the Trust, whose determination shall be final and binding. The amount of cash represented by the Cash Component must be transferred directly to the Custodian through the Federal Reserve Bank wire transfer system in a timely manner so as to be received by the Custodian no later than the Settlement Date. If the Cash Component and the Deposit Securities or Deposit Cash, as applicable, are not received in a timely manner by the Settlement Date, the creation order may be cancelled. Upon written notice to the Distributor, such canceled order may be resubmitted the following Business Day using a Fund Deposit as newly constituted to reflect the then current NAV of a Fund. The delivery of Creation Units so created for the SPDR DoubleLine Short Duration Total Return Tactical ETF generally will occur no later than the second Business Day following the day on which the purchase order is deemed received by the Distributor. The delivery of Creation Units so created for the SPDR DoubleLine Emerging Markets Fixed Income ETF generally will occur no later than the third Business Day following the day on which the purchase order is deemed received by the Distributor.

2.	The second paragraph of the discussion under the heading entitled “PROCEDURES FOR REDEMPTION OF CREATION UNITS” within the section entitled “PURCHASE AND REDEMPTION OF CREATION UNITS” is replaced with the following:

With respect to in-kind redemptions of a Fund, in connection with taking delivery of shares of Fund Securities upon redemption of Creation Units, an Authorized Participant must maintain appropriate custody arrangements with a qualified broker-dealer, bank or other custody providers in each jurisdiction in which any of the Fund Securities are customarily traded (or such other arrangements as allowed by the Trust or its agents), to which account such Fund Securities will be delivered. Deliveries of redemption proceeds generally will be made within two Business Days of the trade date for the SPDR DoubleLine Short Duration Total Return Tactical ETF, and within three Business Days of the trade date for the SPDR DoubleLine Emerging Markets Fixed Income ETF. Due to the schedule of holidays in certain countries, however, the delivery of in-kind redemption proceeds may take longer than two or three Business Days, as applicable, after the day on which the redemption request is received in proper form. The section below entitled “Local Market Holiday Schedules” identifies the instances where more than seven days would be needed to deliver redemption proceeds. Pursuant to an order of the SEC, in respect of a Fund, the Trust will make delivery of in-kind redemption proceeds within the number of days stated in the Local Market Holidays section to be the maximum number of days necessary to deliver redemption proceeds. If the Authorized Participant has not made appropriate arrangements to take delivery of the Fund Securities in the applicable foreign jurisdiction and it is not possible to make other such arrangements, or if it is not possible to effect deliveries of the Fund Securities in such jurisdiction, the Trust may, in its discretion, exercise its option to redeem such Shares in cash, and the Authorized Participant will be required to receive its redemption proceeds in cash.

3.	The first paragraph of the discussion under the heading entitled “LOCAL MARKET HOLIDAY SCHEDULES” is replaced with the following:

The Trust generally intends to effect deliveries of portfolio securities on a basis of “T” plus two Business Days (i.e., days on which the NYSE is open) for the SPDR DoubleLine Short Duration Total Return Tactical ETF and on a basis of “T” plus three Business Days for the SPDR DoubleLine Emerging Markets Fixed Income ETF in the relevant foreign market of the Fund. The ability of the Trust to effect in-kind redemptions within two or three Business Days, as applicable, of receipt of a redemption request is subject, among other things, to the condition that, within the time period from the date of the request to the date of delivery of the securities, there are no days that are local market holidays on the relevant Business Days. For every occurrence of one or more intervening holidays in the local market that are not holidays observed in the United States, the redemption settlement cycle may be extended by the number of such intervening local holidays. In addition to holidays, other unforeseeable closings in a foreign market due to emergencies may also prevent the Trust from delivering securities within two or three Business Days, as applicable.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

DOUBLESAISUPP2